LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.09%
Argentina–0.14%
†MercadoLibre	2,800	$ 1,421,644
		1,421,644
Canada–1.15%
Canadian Natural Resources	50,200	1,378,260
Constellation Software	100	84,746
Crescent Point Energy	146,811	475,692
Husky Energy	386,000	3,827,216
†Lightspeed POS	2,100	32,387
†Shopify Class A	5,000	1,032,140
Wheaton Precious Metals	204,100	4,858,324
		11,688,765
China–0.87%
†Alibaba Group Holding ADR	7,900	1,441,355
†Baidu ADR	40,600	6,692,910
Guotai Junan Securities Class H	268,400	598,048
†Tencent Music Entertainment Group ADR	4,000	72,400
		8,804,713
Denmark–0.65%
Vestas Wind Systems	78,987	6,657,512
		6,657,512
France–4.88%
Accor	28,481	1,153,744
AXA	251,249	6,319,137
BNP Paribas	186,460	8,873,293
Cie de Saint-Gobain	113,371	4,110,716
Cie Generale des Etablissements Michelin	30,429	3,595,005
Sanofi	95,580	8,451,579
Societe Generale	22,154	640,106
TOTAL	148,864	8,284,175
Veolia Environnement	367,109	8,213,651
		49,641,406
Germany–3.54%
BASF	20,442	1,507,533
Bayer	84,436	5,436,995
†Delivery Hero	4,103	148,202
Deutsche Bank	40,077	326,708
Deutsche Telekom	287,935	4,783,519
E.ON	744,904	8,289,470
Infineon Technologies ADR	160,316	3,179,868
Merck	54,055	6,171,511
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Siemens ADR	112,405	$ 6,041,769
Siemens Healthineers	4,381	182,908
		36,068,483
Hong Kong–2.72%
China Life Insurance Class H	1,626,000	4,383,911
China Mobile	658,000	6,714,446
China Pacific Insurance Group Class H	277,183	1,089,116
China Telecom Class H	12,680,000	7,055,447
CK Hutchison Holdings	661,000	6,950,647
Tencent Holdings	33,000	1,517,597
		27,711,164
Ireland–1.09%
Bank of Ireland Group	691,711	4,128,136
CRH	226,188	7,010,829
		11,138,965
Israel–0.83%
†Check Point Software Technologies	12,298	1,555,574
†CyberArk Software	100	11,905
†Teva Pharmaceutical Industries ADR	434,932	6,819,734
†Wix.com	700	84,581
		8,471,794
Italy–0.99%
CNH Industrial	82,241	837,927
Enel	305,135	1,955,245
Eni	414,075	7,316,092
		10,109,264
Japan–4.36%
IHI	62,400	1,503,243
JXTG Holdings	95,038	433,843
Keyence	1,000	625,195
Kirin Holdings	125,500	3,002,418
Mitsui Fudosan	238,300	6,003,141
Nidec	800	101,868
Panasonic	469,300	4,046,348
†Renesas Electronics	139,201	646,886
Seven & i Holdings	184,100	6,946,129
Sumitomo Metal Mining	53,000	1,570,486
Sumitomo Mitsui Financial Group	195,900	6,860,166
Suntory Beverage & Food	104,500	4,914,791
T&D Holdings	35,642	375,338
Takeda Pharmaceutical	172,721	7,073,310
Toyo Tire & Rubber	25,064	284,918
		44,388,080
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.76%
SES FDR	165,352	$ 2,571,731
Tenaris	367,779	5,180,917
		7,752,648
Macau–0.08%
Sands China	157,300	791,683
		791,683
Netherlands–2.93%
†Adyen	792	621,207
ASML Holding (New York shares)	3,000	564,150
ING Groep	576,537	6,986,065
†InterXion Holding	8,000	533,840
Koninklijke KPN	408,027	1,295,229
Koninklijke Philips	6,554	267,780
NN Group	46,773	1,946,059
NXP Semiconductors	72,800	6,434,792
Royal Dutch Shell Class A	52,402	1,644,055
Royal Dutch Shell Class B	299,457	9,464,511
†uniQure	200	11,930
		29,769,618
Norway–0.46%
Yara International	113,154	4,636,478
		4,636,478
Republic of Korea–1.76%
Hana Financial Group	98,564	3,164,687
KB Financial Group	79,471	2,940,599
Samsung Electronics	298,493	11,773,439
		17,878,725
Singapore–0.59%
Singapore Telecommunications	2,704,060	6,037,119
		6,037,119
Switzerland–2.70%
†Credit Suisse Group	33,947	395,700
†Dufry	7,067	743,088
†LafargeHolcim	19,028	940,795
Novartis	50,427	4,847,016
Novartis ADR	35,501	3,413,066
Roche Holding	36,155	9,962,686
†UBS Group (New York Shares)	591,593	7,178,118
		27,480,469
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–0.55%
Taiwan Semiconductor Manufacturing ADR	137,400	$ 5,627,904
		5,627,904
Thailand–0.35%
Bangkok Bank NVDR	536,100	3,501,118
†Sea, Ltd.	800	18,816
		3,519,934
United Kingdom–6.60%
AstraZeneca	3,700	295,339
BAE Systems	894,049	5,619,780
Barclays	222,793	448,765
BP	144,178	1,046,945
BP ADR	255,019	11,149,431
British American Tobacco	49,695	2,073,166
GlaxoSmithKline	111,010	2,306,319
†GW Pharmaceuticals ADR	100	16,857
HSBC Holdings	493,650	4,019,159
HSBC Holdings (London Shares)	98,725	802,224
Imperial Brands	10,859	371,456
Kingfisher	1,531,720	4,697,347
†Liberty Global Class C	48,600	1,176,606
Linde	60,500	10,643,765
nVent Electric	79,300	2,139,514
Pentair	76,900	3,422,819
Royal Dutch Shell Class A	19,560	614,691
RSA Insurance Group	73,828	488,565
Standard Chartered	1,218,894	9,395,648
Vodafone Group ADR	354,398	6,442,956
		67,171,352
United States–55.09%
†2U	3,800	269,230
Abbott Laboratories	93,140	7,445,612
AbbVie	30,100	2,425,759
†ABIOMED	1,500	428,385
Accenture Class A	60,600	10,666,812
†Adobe Systems	7,400	1,972,026
Aflac	72,000	3,600,000
Air Products & Chemicals	51,400	9,815,344
Albemarle	121,190	9,935,156
†Align Technology	400	113,732
†Alleghany	380	232,712
Allergan	58,910	8,625,013
Ally Financial	203,308	5,588,937
†Alphabet Class A	3,050	3,589,514
†Alphabet Class C	700	821,317

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Altair Engineering Class A	5,600	$ 206,136
†Alteryx Class A	7,100	595,477
Altria Group	14,189	814,874
†Amazon.com	3,900	6,944,925
American International Group	31,286	1,347,175
American Tower	7,100	1,399,126
Amgen	26,470	5,028,771
Amphenol Class A	11,500	1,086,060
Anadarko Petroleum	11,309	514,333
Analog Devices	103,518	10,897,340
†Anaplan	3,200	125,952
†ANSYS	3,300	602,943
Apache	114,020	3,951,933
†Apergy	38,200	1,568,492
Apple	6,000	1,139,700
†Array BioPharma	500	12,190
†Aspen Technology	8,200	854,932
†Atlassian Class A	7,000	786,730
†Autodesk	6,400	997,248
Baker Hughes	48,028	1,331,336
Becton Dickinson & Co.	46,510	11,614,942
†Blackline	4,300	199,176
Boeing	11,300	4,310,046
†Booking Holdings	350	610,718
†Bright Horizons Family Solutions	4,200	533,862
Bunge	63,300	3,359,331
†Cadence Design Systems	4,100	260,391
Capital One Financial	94,434	7,714,313
†Cargurus	4,000	160,240
Carlisle	38,530	4,724,549
†Celgene	9,300	877,362
†Charter Communications Class A	4,792	1,662,393
Chevron	24,200	2,980,956
Chubb	32,780	4,591,822
Cintas	22,900	4,628,319
Cisco Systems	17,259	931,813
CIT Group	23,434	1,124,129
Citigroup	184,221	11,462,231
Citizens Financial Group	61,901	2,011,782
CME Group	1,000	164,580
Cognizant Technology Solutions Class A	22,468	1,627,807
Colgate-Palmolive	61,500	4,215,210
Comcast Class A	197,110	7,880,458
†CommScope Holding	183,800	3,993,974
†CoStar Group	2,200	1,026,124
†Coupa Software	2,500	227,450
CVS Health	59,231	3,194,328
Danaher	7,400	976,948
Dentsply Sirona	36,000	1,785,240
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†DISH Network Class A	20,443	$ 647,839
†DocuSign	7,600	393,984
Donaldson	42,807	2,142,918
Dover	59,200	5,552,960
†Dropbox Class A	2,000	43,600
Eastman Chemical	34,820	2,642,142
Ecolab	22,700	4,007,458
†Edwards Lifesciences	5,200	994,916
†Elanco Animal Health	17,500	561,225
†Elastic	3,300	263,571
†Electronic Arts	7,400	752,062
Eli Lilly & Co.	11,243	1,458,892
EOG Resources	49,700	4,730,446
Equinix	1,600	725,056
Erie Indemnity Class A	10,700	1,910,164
†Etsy	10,000	672,200
Exxon Mobil	152,600	12,330,080
†Facebook Class A	3,700	616,753
First Horizon National	26,295	367,604
†Fiserv	8,400	741,552
Fortive	13,400	1,124,126
Gap	64,620	1,691,752
General Dynamics	35,200	5,958,656
General Electric	109,500	1,093,905
General Motors	32,728	1,214,209
†Genomic Health	5,200	364,260
Gilead Sciences	87,550	5,691,625
†GoDaddy Class A	7,500	563,925
†Guardant Health	5,000	383,500
†Guidewire Software	7,600	738,416
Hartford Financial Services Group	34,773	1,728,914
HEICO	12,000	1,138,440
Hewlett Packard Enterprise	60,639	935,660
†Homology Medicines	900	24,957
Honeywell International	72,000	11,442,240
†HubSpot	5,500	914,155
†I3 Verticals Class A	4,500	108,090
†IDEXX Laboratories	6,200	1,386,320
†Illumina	3,800	1,180,622
†Inspire Medical Systems	7,000	397,460
Intel	17,100	918,270
Intercontinental Exchange	13,500	1,027,890
International Paper	24,055	1,113,025
Intuit	4,700	1,228,627
†Intuitive Surgical	2,240	1,278,099
†Invitae	400	9,368
†IQVIA Holdings	100	14,385
†iRhythm Technologies	4,600	344,816
John Wiley & Sons Class A	21,400	946,308
Johnson & Johnson	48,200	6,737,878

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Johnson Controls International	153,157	$ 5,657,620
JPMorgan Chase & Co.	13,055	1,321,558
Kellogg	82,300	4,722,374
†Keysight Technologies	800	69,760
Kinder Morgan	102,253	2,046,083
KLA-Tencor	2,300	274,643
Kroger	230,500	5,670,300
Lam Research	5,000	895,050
†Liberty Broadband Class A	5,600	513,184
†Lyft Class A	2,100	151,200
LyondellBasell Industries Class A	22,000	1,849,760
Mastercard Class A	16,700	3,932,015
Match Group	7,800	441,558
Matthews International Class A	34,000	1,256,300
McCormick & Co Non-Voting Shares	36,500	5,497,995
McDonald's	29,900	5,678,010
Medtronic	125,621	11,441,561
Merck & Co.	22,860	1,901,266
MetLife	13,295	565,968
Microsoft	182,900	21,571,226
†MongoDB	6,500	955,630
Monolithic Power Systems	5,500	745,195
Moody's	4,700	851,123
MSCI	6,500	1,292,460
†NanoString Technologies	400	9,572
†Netflix	4,000	1,426,240
†Neurocrine Biosciences	4,500	396,450
NIKE Class B	67,500	5,684,175
Norfolk Southern	300	56,067
Nucor	25,300	1,476,255
NVIDIA	6,000	1,077,360
Occidental Petroleum	74,400	4,925,280
†Okta	2,400	198,552
Oracle	236,610	12,708,323
†PayPal Holdings	14,000	1,453,760
PepsiCo	42,800	5,245,140
Perrigo	28,700	1,382,192
Pfizer	46,500	1,974,855
†Plains GP Holdings L.P. Class A	32,731	815,657
†Pluralsight Class A	7,200	228,528
†Precision BioSciences	7,800	140,010
Procter & Gamble	45,500	4,734,275
†PTC	200	18,436
†Q2 Holdings	6,900	477,894
†QIAGEN	200	8,136
Raytheon	26,000	4,734,080
†RealPage	800	48,552
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Red Hat	5,350	$ 977,445
†REGENXBIO	200	11,462
†Resideo Technologies	11,916	229,860
ResMed	1,800	187,146
Roper Technologies	53,200	18,192,804
Ross Stores	67,600	6,293,560
†salesforce.com	15,000	2,375,550
†Sarepta Therapeutics	3,500	417,165
†SBA Communications	6,900	1,377,654
Schlumberger	40,700	1,773,299
†ServiceNow	9,500	2,341,655
†Smartsheet Class A	2,700	110,133
†Splunk	4,000	498,400
†Square Class A	9,800	734,216
Stryker	62,500	12,345,000
Symantec	55,585	1,277,899
†Synopsys	2,500	287,875
Tapestry	99,100	3,219,759
Target	29,900	2,399,774
†Tesla	100	27,986
Texas Instruments	95,550	10,134,988
Thermo Fisher Scientific	3,500	958,020
Tiffany & Co.	57,500	6,069,125
TransUnion	3,000	200,520
†Twilio Class A	3,500	452,130
†Tyler Technologies	1,800	367,920
United Parcel Service Class B	102,100	11,408,654
United Technologies	48,300	6,225,387
UnitedHealth Group	5,900	1,458,834
†Upwork	1,000	19,140
†Veeva Systems Class A	10,600	1,344,716
†Veracyte	100	2,502
Versum Materials	22,600	1,137,006
Visa Class A	38,810	6,061,734
Vistra Energy	23,600	614,308
VMware Class A	4,000	722,040
Voya Financial	17,297	864,158
Walgreens Boots Alliance	149,652	9,468,482
Walmart	42,800	4,174,284
Walt Disney	24,229	2,690,146
†Waters	1,400	352,394
Wells Fargo & Co.	201,689	9,745,612
West Pharmaceutical Services	36,600	4,033,320
Western Digital	23,500	1,129,410
Williams	40,342	1,158,622
†Workday Class A	8,300	1,600,655
WW Grainger	8,600	2,587,998
Xilinx	14,500	1,838,455
Yum Brands	15,630	1,560,030
†Zendesk	7,800	663,000

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Zscaler	3,100	$ 219,883
		560,704,779
Total Common Stock (Cost $790,347,539)		947,472,499
PREFERRED STOCK–0.20%
Germany–0.20%
Volkswagen 2.56%	12,869	2,028,861
Total Preferred Stock (Cost $1,831,155)		2,028,861

	Principal Amount°
CORPORATE BONDS–0.13%
Electric–0.03%
Pacific Gas & Electric
3.75% 8/15/42	29,000	22,910
4.00% 12/1/46	191,000	154,949
4.45% 4/15/42	100,000	86,250
		264,109
Telecommunications–0.10%
Frontier Communications
10.50% 9/15/22	930,000	713,775
11.00% 9/15/25	476,000	315,647
		1,029,422
Total Corporate Bonds (Cost $1,498,111)		1,293,531

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.40%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	44,843,438	$ 44,843,438
Total Money Market Fund (Cost $44,843,438)		44,843,438

	Principal Amount
SHORT-TERM INVESTMENTS–0.10%
≠U.S. TREASURY OBLIGATIONS–0.10%
U.S. Treasury Bills
2.50% 8/15/19	500,000	495,509
2.52% 7/5/19	500,000	496,882
		992,391
Total Short-Term Investments (Cost $992,156)		992,391

TOTAL INVESTMENTS–97.92% (Cost $839,512,399)	996,630,720
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.08%	21,131,818
NET ASSETS APPLICABLE TO 30,115,073 SHARES OUTSTANDING–100.00%	$1,017,762,538

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(12,783,642)	USD	14,458,881	4/18/19	$96,947	$—
BOA	EUR	249,865	USD	(282,362)	4/18/19	2	(1,650)
BOA	GBP	(3,385,275)	USD	4,498,444	4/24/19	83,950	—
HSBC	CHF	(402,272)	USD	401,517	5/14/19	—	(4,190)
HSBC	CHF	4,523	USD	(4,568)	5/14/19	—	(7)
HSBC	EUR	131,888	USD	(148,785)	4/18/19	—	(614)
HSBC	JPY	2,138,825	USD	(19,387)	4/22/19	—	(52)
HSBC	KRW	(2,468,953,308)	USD	2,190,719	4/12/19	19,037	—
HSBC	KRW	66,470,300	USD	(58,629)	4/12/19	—	(162)
UBS	CHF	(7,540)	USD	7,581	5/14/19	—	(23)
UBS	CHF	13,609	USD	(13,739)	5/14/19	—	(13)
UBS	EUR	37,160	USD	(42,038)	4/18/19	—	(291)
UBS	JPY	(47,861,745)	USD	434,169	4/22/19	1,476	—
UBS	JPY	4,390,396	USD	(39,552)	4/22/19	141	—
Total Foreign Currency Exchange Contracts						$201,553	$(7,002)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(483)	British Pound	$(39,412,800)	$(39,974,306)	6/17/19	$561,506	$—
(464)	Euro	(65,473,300)	(65,903,402)	6/17/19	430,102	—
(416)	Japanese Yen	(47,208,200)	(47,319,032)	6/17/19	110,832	—
					1,102,440	—
Equity Contracts:
(1,202)	E-mini S&P 500 Index	(170,551,780)	(167,391,199)	6/21/19	—	(3,160,581)
(201)	E-mini S&P MidCap 400 Index	(38,210,100)	(37,521,792)	6/21/19	—	(688,308)
(1,814)	Euro STOXX 50 Index	(66,580,456)	(65,583,483)	6/21/19	—	(996,973)
(426)	FTSE 100 Index	(40,012,542)	(39,260,002)	6/21/19	—	(752,540)
(252)	Nikkei 225 Index (OSE)	(48,226,293)	(48,591,886)	6/13/19	365,593	—
					365,593	(5,598,402)
Total Futures Contracts					$1,468,033	$(5,598,402)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
FDR–Fiduciary Depositary Receipt
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
NVDR–Non-Voting Depository Receipt
OSE–Osaka Securities Exchange
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
S&P–Standard & Poor’s
UBS–Union Bank of Switzerland
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$1,421,644	$—	$—	$1,421,644
Canada	11,688,765	—	—	11,688,765
China	8,206,665	598,048	—	8,804,713
Denmark	—	6,657,512	—	6,657,512
France	—	49,641,406	—	49,641,406
Germany	9,369,839	26,698,644	—	36,068,483
Hong Kong	—	27,711,164	—	27,711,164
Ireland	—	11,138,965	—	11,138,965
Israel	8,471,794	—	—	8,471,794
Italy	—	10,109,264	—	10,109,264
Japan	—	44,388,080	—	44,388,080
Luxembourg	2,571,731	5,180,917	—	7,752,648
Macau	—	791,683	—	791,683
Netherlands	7,544,712	22,224,906	—	29,769,618
Norway	—	4,636,478	—	4,636,478
Republic of Korea	—	17,878,725	—	17,878,725
Singapore	—	6,037,119	—	6,037,119
Switzerland	3,413,066	24,067,403	—	27,480,469
Taiwan	5,627,904	—	—	5,627,904
Thailand	18,816	3,501,118	—	3,519,934
United Kingdom	34,991,948	32,179,404	—	67,171,352
United States	560,704,779	—	—	560,704,779
Preferred Stock	—	2,028,861	—	2,028,861
Corporate Bonds	—	1,293,531	—	1,293,531
Money Market Fund	44,843,438	—	—	44,843,438
Short-Term Investment	—	992,391	—	992,391
Total Investments	$698,875,101	$297,755,619	$—	$996,630,720
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$201,553	$—	$201,553
Futures Contracts	$1,468,033	$—	$—	$1,468,033
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,002)	$—	$(7,002)
Futures Contracts	$(5,598,402)	$—	$—	$(5,598,402)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–9